Acquisition of Xing Beverage, LLC - Schedule of Unaudited Proforma (Details) - Xing Beverage Llc [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Revenues	$ 36,343,081	$ 45,738,524
Net income (loss) from continuing operations	$ (195,880)	$ 209,968
Income (loss) per share - Basic and diluted Continuing operations	$ (0.01)	$ 0.01
Weighted average number of common shares outstanding - Basic and Dilutive	20,752,367	19,757,840